Borrowed Funds (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Ending balance	$ 14,031	$ 16,298
Average balance during the year	18,016	20,561
Maximum month-end balance during the year	21,652	25,278
Securities underlying the agreements at year end, Carrying value	23,729	28,002
Securities underlying the agreements at year end, Fair value	$ 23,729	$ 28,002
Average interest rate during the year	0.38%	0.38%
Average interest rate at year end	0.38%	0.31%